Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated deficit Previously Reported [Member]	Accumulated other comprehensive loss	Accumulated other comprehensive loss Previously Reported [Member]
Stockholders' equity, beginning balance at Dec. 31, 2015	$ (76,993)	$ 0	$ 627,645	$ (672,382)		$ (32,256)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(275,957)			(275,957)
Foreign currency translation adjustment	2,482					2,482
Unrealized (loss) gain on marketable securities	1,011					1,011
Stock-based compensation	3,868		3,868
Capital contribution	100,407		100,407
Stockholders' equity, ending balance at Dec. 31, 2016	(245,182)	0	731,920	(948,339)		(28,763)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(410,199)			(410,199)
Foreign currency translation adjustment	3,155					3,155
Unrealized (loss) gain on marketable securities	(1,693)					(1,693)
Stock-based compensation	1,544		1,577	(33)
Return of capital to Vivint Smart Home, Inc.	(1,151)		(1,151)
Stockholders' equity, ending balance at Dec. 31, 2017	(653,526)	0	732,346	(1,358,571)		(27,301)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(84,717)
Foreign currency translation adjustment	(659)
Stock-based compensation	205		205
Return of capital to Vivint Smart Home, Inc.	(966)		(966)
Stockholders' equity, ending balance at Mar. 31, 2018	(1,022,235)	0	731,585	(1,726,540)		(27,280)
Stockholders' equity, beginning balance at Dec. 31, 2017	(653,526)	0	732,346	(1,358,571)		(27,301)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(467,914)			(467,914)
Foreign currency translation adjustment	(2,218)					(2,218)
Unrealized (loss) gain on marketable securities	0
Stock-based compensation	2,416		2,416
Capital contribution	4,700		4,700
Return of capital to Vivint Smart Home, Inc.	(3,129)		(3,129)
Stockholders' equity, ending balance at Dec. 31, 2018	(1,396,601)	0	736,333	(2,104,097)	$ (2,104,095)	(28,837)	$ (28,839)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(89,156)
Foreign currency translation adjustment	570
Stock-based compensation	857		857
Return of capital to Vivint Smart Home, Inc.	(118)		(118)
Stockholders' equity, ending balance at Mar. 31, 2019	$ (1,484,364)	$ 0	$ 737,072	$ (2,193,169)		$ (28,267)